UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Joseph Parker & Company, Inc.
Address:   330 North Broad Street, Suite A
           Thomasville, GA 31792

13F File Number: 028-05457

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Mark Parker
Title:  President and Chief Executive Officer
Phone:  229-226-4715
Signature, Place, and Date of Signing:

   John Mark Parker, Thomasville, Georgia    May 14, 2001

Report Type (Check only one):

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   48

Form 13F Information Table Value Total:   $119,299

List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecommunications, Inc.   COM              000886101      835 98200.00 SH       SOLE                 98200.00          98200.00
AOL Time Warner Inc            COM              00184A105     1410 35125.00 SH       SOLE                 35125.00          35125.00
Agilent Technologies           COM              00846U101     2336 76004.00 SH       SOLE                 76004.00          76004.00
American SuperConductor        COM              030111108     1629 101425.00SH       SOLE                101425.00         101425.00
BP Amoco p.l.c. ADS            ADR              055622104     1564 31517.00 SH       SOLE                 31517.00          31517.00
Campbell Soup Company          COM              134429109      642 21500.00 SH       SOLE                 21500.00          21500.00
Caterpillar, Inc               COM              149123101     5239 118050.00SH       SOLE                118050.00         118050.00
Chevron Corp.                  COM              166751107     1681 19150.00 SH       SOLE                 19150.00          19150.00
Cisco Systems, Inc.            COM              17275R102      814 51492.00 SH       SOLE                 51492.00          51492.00
Coca-Cola Company              COM              191216100     3102 68688.00 SH       SOLE                 68688.00          68688.00
Conagra Foods, Inc.            COM              205887102     1498 82150.00 SH       SOLE                 82150.00          82150.00
Conexant Systems Inc.          COM              207142100      814 91125.00 SH       SOLE                 91125.00          91125.00
Corning Inc.                   COM              219350105     2450 118400.00SH       SOLE                118400.00         118400.00
Dow Chemical                   COM              260543103     1975 62550.00 SH       SOLE                 62550.00          62550.00
Duke Energy Company            COM              264399106     6439 150660.00SH       SOLE                150660.00         150660.00
Emerson Electric               COM              291011104     5778 93200.00 SH       SOLE                 93200.00          93200.00
Exxon Mobil Corp               COM              30231G102     2934 36225.00 SH       SOLE                 36225.00          36225.00
Fuelcell Energy Inc            COM              35952H106     1043 20650.00 SH       SOLE                 20650.00          20650.00
Genentech Inc                  COM              368710406     1040 20600.00 SH       SOLE                 20600.00          20600.00
General Electric               COM              369604103     3644 87055.00 SH       SOLE                 87055.00          87055.00
Gillette Company               COM              375766102      415 13320.00 SH       SOLE                 13320.00          13320.00
Hewlett-Packard                COM              428236103     3979 127262.00SH       SOLE                127262.00         127262.00
Honeywell, Inc                 COM              438516106     4370 107100.00SH       SOLE                107100.00         107100.00
Idacorp                        COM              451107106     1269 33200.00 SH       SOLE                 33200.00          33200.00
Ingersoll-Rand Co              COM              456866102      524 13200.00 SH       SOLE                 13200.00          13200.00
Intel Corp                     COM              458140100     4502 171095.00SH       SOLE                171095.00         171095.00
International Rectifier        COM              460254105     4078 100700.00SH       SOLE                100700.00         100700.00
Johnson & Johnson              COM              478160104     2315 26470.00 SH       SOLE                 26470.00          26470.00
Lilly, Eli & Co                COM              532457108     2193 28610.00 SH       SOLE                 28610.00          28610.00
Lucent Technology              COM              549463107      563 56500.00 SH       SOLE                 56500.00          56500.00
Merck & Co., Inc               COM              589331107     5859 77197.00 SH       SOLE                 77197.00          77197.00
Microsoft Corp                 COM              594918104      634 11590.00 SH       SOLE                 11590.00          11590.00
Minnesota Mining               COM              604059105     3489 33580.00 SH       SOLE                 33580.00          33580.00
Oracle Corp.                   COM              68389X105     2122 141640.00SH       SOLE                141640.00         141640.00
Parker-Hannifin Corp.          COM              701094104     1047 26350.00 SH       SOLE                 26350.00          26350.00
Pfizer, Inc                    COM              717081103     3587 87598.00 SH       SOLE                 87598.00          87598.00
Proctor & Gamble               COM              742718109     1346 21504.00 SH       SOLE                 21504.00          21504.00
Qualcomm, Inc.                 COM              747525103     5822 102809.00SH       SOLE                102809.00         102809.00
Royal Dutch Petroleum Co.      ADR              780257804      266  4800.00 SH       SOLE                  4800.00           4800.00
Schering-Plough Corp           COM              806605101      272  7455.00 SH       SOLE                  7455.00           7455.00
Sun Microsystems               COM              866810104      774 50355.00 SH       SOLE                 50355.00          50355.00
SunTrust Banks, Inc.           COM              867914103     6584 101607.00SH       SOLE                101607.00         101607.00
Synovus Financial Corp         COM              87161C105     1037 38422.50 SH       SOLE                 38422.50          38422.50
Texaco Inc                     COM              881694103      722 10875.00 SH       SOLE                 10875.00          10875.00
Texas Instruments              COM              882508104     4104 132460.00SH       SOLE                132460.00         132460.00
Timken Co.                     COM              887389104     2557 163400.00SH       SOLE                163400.00         163400.00
Wachovia Corp                  COM              929771103     3485 57835.00 SH       SOLE                 57835.00          57835.00
Wells Fargo                    COM              949746101     4518 91325.00 SH       SOLE                 91325.00          91325.00